Repurchase agreements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Repurchase Agreements
Balance at beginning of the year	$ 210,454	$ 197,242	$ 3,046
New obligations	181,750,640	70,527,530	19,159,865
Payments - principal	(181,586,958)	(70,531,469)	(18,959,717)
Payments - interest	(74,096)	(33,739)	(9,578)
Interest accrued	74,096	33,739	9,578
Effect of changes in exchange rates (OCI)	(65,553)	17,151	(5,952)
Balance at the end of the year	$ 308,583	$ 210,454	$ 197,242